Segment Information	9 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among, operations.

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,916	731
Continental Africa	1,801	801
Australasia	285	178
Americas	1,109	440
Other, including Corporate and Non-gold producing subsidiaries	13	1
	5,124	2,151
Less: Equity method investments included above	(279)	(244)
Plus: Loss on realized non-hedge derivatives included above	-	1,914
Total revenues	4,845	3,821

Segment income/(loss)
South Africa	725	521
Continental Africa	709	359
Australasia	34	98
Americas	546	396
Other, including Corporate and Non-gold producing subsidiaries	(132)	(176)
Total segment income	1,882	1,198

The following are included in segment income/(loss):

Interest revenue
South Africa	20	15
Continental Africa	1	2
Australasia	3	1
Americas	4	7
Other, including Corporate and Non-gold producing subsidiaries	1	1
Total interest revenue	29	26

Interest expense
South Africa	4	3
Continental Africa	-	4
Americas	2	3
Other, including Corporate and Non-gold producing subsidiaries	129	92
Total interest expense	135	102

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity (loss)/income in associates
South Africa	(2)	(1)
Continental Africa	74	52
Other, including Corporate and Non-gold producing subsidiaries	(19)	(3)
Total equity income in associates	53	48

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,882	1,198
Exploration costs	(196)	(157)
General and administrative expenses	(207)	(150)
Market development costs	(6)	(9)
Non-hedge derivative gain/(loss) and movement on bonds	199	(637)
Taxation expense	(452)	(127)
Noncontrolling interests	(32)	(36)
Net income - attributable to AngloGold Ashanti	1,188	82

	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	2,933	3,370
Continental Africa	4,294	4,093
Australasia	564	534
Americas	2,449	2,170
Other, including Corporate and Non-gold producing subsidiaries	446	221
Total segment assets	10,686	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.